Shareholder Report	6 Months Ended
Jul. 31, 2025 USD ($) shares
Shareholder Report [Line Items]
Document Type	N-CSRS
Amendment Flag	false
Registrant Name	Fidelity Merrimack Street Trust
Entity Central Index Key	0001562565
Entity Investment Company Type	N-1A
Document Period End Date	Jul. 31, 2025
Fidelity Municipal Bond Opportunities ETF
Shareholder Report [Line Items]
Fund Name	Fidelity® Municipal Bond Opportunities ETF
Class Name	Fidelity® Municipal Bond Opportunities ETF
Trading Symbol	FMUB
Security Exchange Name	NASDAQ
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains information about Fidelity® Municipal Bond Opportunities ETF for the period February 1, 2025 to July 31, 2025.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at fundresearch.fidelity.com/prospectus/sec. You can also request this information by contacting us at 1-800-FIDELITY or by sending an e-mail to fidfunddocuments@fidelity.com.
Additional Information Phone Number	1-800-FIDELITY
Additional Information Email	fidfunddocuments@fidelity.com
Additional Information Website	fundresearch.fidelity.com/prospectus/sec
Expenses [Text Block]	What were your Fund costs for the last six months?
(based on hypothetical $10,000 investment)

	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Fidelity® Municipal Bond Opportunities ETF	$ 15	0.31%

Expenses Paid, Amount	$ 15
Expense Ratio, Percent	0.31%
Net Assets	$ 106,153,445
Holdings Count | shares	411
Investment Company Portfolio Turnover	50.00%
Additional Fund Statistics [Text Block]	Key Fund Statistics (as of July 31, 2025)
KEY FACTS
Fund Size	$106,153,445
Number of Holdings	411
Portfolio Turnover	50%

Holdings [Text Block]	REVENUE SOURCES (% of Fund's net assets) General Obligations 26.8 Transportation 16.1 Health Care 14.7 Education 9.0 Water & Sewer 8.1 Special Tax 6.9 Electric Utilities 5.0 Others(Individually Less Than 5%) 7.7 94.3 AAA 6.8 AA 37.5 A 30.7 BBB 13.1 BB 1.7 B 0.2 Not Rated 4.3 Short-Term Investments and Net Other Assets (Liabilities) 5.7 QUALITY DIVERSIFICATION (% of Fund's net assets) AAA - 6.8 AA - 37.5 A - 30.7 BBB - 13.1 BB - 1.7 B - 0.2 Not Rated - 4.3 Short-Term Investments and Net Other Assets (Liabilities) - 5.7 We have used ratings from Moody's Investors Service, Inc. Where Moody's® ratings are not available, we have used S&P® ratings. All ratings are as of the date indicated and do not reflect subsequent changes. TOP STATES (% of Fund's net assets) Illinois 11.1 Texas 10.6 Pennsylvania 8.0 Georgia 5.0 California 4.2